EQUITY (Details Narrative)								3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Feb. 14, 2025 shares	Apr. 30, 2024 USD ($) shares	Aug. 31, 2023 USD ($) shares	Nov. 22, 2022 USD ($) $ / shares shares	Mar. 22, 2022 USD ($) $ / shares shares	Mar. 08, 2022 USD ($) $ / shares shares	Nov. 17, 2017 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Mar. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2021 $ / shares shares	Jun. 30, 2025 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Jun. 30, 2024 shares	Apr. 12, 2024 $ / shares shares	Aug. 01, 2023 $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized								20,000,000							20,000,000		20,000,000	20,000,000
Preferred stock, par value | $ / shares								$ 0.0001							$ 0.0001		$ 0.0001	$ 0.0001
Exercise price of warrants | $ / shares								$ 150.00							$ 150.00
Common stock, shares authorized								300,000,000							300,000,000		70,000,000	70,000,000
Common stock, par value | $ / shares								$ 0.0001							$ 0.0001		$ 0.0001	$ 0.0001
Shares issued under share-based payment arrangement																		325,721
Value issued under share-based payment arrangement | $																	$ 10,000	$ 327,499
Shares issued								2,662,489							2,662,489		10,592,607	7,341,607
Common stock, shares outstanding								2,662,489							2,662,489		10,592,607	7,341,607
Warrants outstanding				984,557				16,667							16,667
Amortization of debt discount | $															$ 234,430		$ 6,566	$ 1,094,131
Number of common shares issuable upon conversion								16,667							16,667
Common stock issued on conversion, value | $								$ 200	$ 354,750	$ 3,309,921							$ 1,000,000	2,000,000
Loss on debt repaid | $								$ (2,016,469)							$ (1,250,139)
Settlement of Debt [Member]
Class of Stock [Line Items]
Loss on debt repaid | $															$ 2,174,075
Western Acquisition Ventures Corp [Member]
Class of Stock [Line Items]
Number of Preferred stock converted	500,000
SLG Innovation [Member]
Class of Stock [Line Items]
Shares issued								33,609							33,609
Shares outstanding								2,662,489							2,662,489
Revision of Prior Period, Reclassification, Adjustment [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																	20,000,000
Preferred stock, par value | $ / shares																	$ 0.0001
Common stock, shares authorized																	300,000,000
Common stock, par value | $ / shares																	$ 0.0001
Shares issued																	353,087
Common stock, shares outstanding																	353,087
Warrants outstanding				32,819
Public Warrants [Member]
Class of Stock [Line Items]
Warrants expire term								5 years							5 years		5 years
Warrants outstanding								383,333							383,333		11,500,000	11,500,000
Redemption price per public warrant | $ / shares								$ 0.30							$ 0.30		$ 0.01
Minimum threshold written notice period for redemption of public warrants																	30 days
Stock price trigger for redemption of public warrants per share | $ / shares								18.00							$ 18.00		$ 18.00
Threshold trading days for redemption of public warrants															20 days		20 days
Threshold consecutive trading days for redemption of public warrants															30 days		30 days
Threshold issue price for capital raising purposes in connection with the closing of a business combination | $ / shares								$ 9.20							$ 9.20		$ 9.20
Percentage of gross proceeds on total equity proceeds															60.00%		60.00%
Threshold trading days for calculating market value																	20 days
Percentage of adjustment of two of redemption price of stock based on market value and newly issued price															115.00%		115.00%
Public Warrants [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Class of Stock [Line Items]
Warrants outstanding																	383,333
Private Placement Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding								12,533							12,533		376,000	376,000
Private Placement Warrants [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Class of Stock [Line Items]
Warrants outstanding																	12,533
Series A Warrants [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares							$ 0.45			$ 9.59121			$ 1.84
Warrants issued							1,333,336			22,696			406,947
Fair value of warrants | $							$ 819,717
Warrants expire term description													June 22 through September 30, 2025
Series A Warrants [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares							$ 13.50
Warrants issued							44,445
Series B Warrants [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares										$ 15.00											$ 0.50	$ 0.50
Warrants issued										200,000											2,000,000	4,000,000
Series B Warrants [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares																					$ 15.00	$ 15.00
Warrants issued																					66,667	133,333
Series D Warrants [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares										$ 15.00
Warrants issued										242,424
Series D Warrants [Member] | Subordinated Convertible Promissory Note [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares					$ 1.41
Warrants issued					196,911
Fair value of warrants | $					$ 51,449
Amortization of debt discount | $																			$ 15,534
Series D Warrants [Member] | Subordinated Convertible Promissory Note [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares					$ 42.30
Warrants issued					6,564
Series D Warrants [Member] | Subordinated Convertible Promissory Note One [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares				$ 1.41
Warrants issued				984,557
Fair value of warrants | $				$ 643,313
Amortization of debt discount | $																			$ 589,703
Series D Warrants [Member] | Subordinated Convertible Promissory Note One [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares				$ 42.30
Warrants issued				32,819
Warrants [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares										$ 9.59121
Warrants issued										9,006
Warrant [Member]
Class of Stock [Line Items]
Warrants issued to the originators of investor notes | $						$ 700,000
Exercise price of warrants | $ / shares						$ 0.92
Warrants issued						529,067
Fair value of warrants | $						$ 238,942
Warrant [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Class of Stock [Line Items]
Warrants issued						17,636
Common Stock [Member]
Class of Stock [Line Items]
Common stock issued on conversion								66,668	106,968	234,830
Stock issued during period, shares, conversion of convertible securities								161,687
Shares issued under share-based payment arrangement																		325,721
Value issued under share-based payment arrangement | $																		$ 33
Common stock issued on conversion, value | $								$ 7	$ 11	$ 23
Shares outstanding								2,662,489	1,345,133	1,068,958	498,941	498,941		1,345,133	2,662,489	498,941	10,592,607	7,341,607	7,015,886	498,941
Common Stock [Member] | Employment Agreement [Member]
Class of Stock [Line Items]
Common stock issued on conversion															330,869
Common stock issued on conversion, value | $															$ 5,916,777
Common Stock [Member] | Business Combination, Pro Forma Information, Nonrecurring Adjustment, Acquisition-Related Cost [Member]
Class of Stock [Line Items]
Common stock issued on conversion															25,000
Common stock issued on conversion, value | $															$ 9,000,000
Common Stock [Member] | Settlement of Debt [Member]
Class of Stock [Line Items]
Common stock issued on conversion															10,894
Common stock issued on conversion, value | $														$ 1,193,634
Amount of debt repaid | $															$ 2,925,803
Common Stock [Member] | Western Acquisition Ventures Corp [Member]
Class of Stock [Line Items]
Number of Preferred stock converted	218,102
Common Stock [Member] | SLG Innovation [Member]
Class of Stock [Line Items]
Common stock issued on conversion															33,609
Common stock issued on conversion, value | $															$ 764,020
Common Stock [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Class of Stock [Line Items]
Shares outstanding																	353,087	498,941
Common Stock [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrants issued										44,445			1,356,589
Common Stock [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Warrants issued										200,000
Common Stock [Member] | Series D Warrants [Member]
Class of Stock [Line Items]
Warrants issued										39,382
Common Stock [Member] | Warrants [Member]
Class of Stock [Line Items]
Warrants issued										17,636
Common Stock Redemption [Member]
Class of Stock [Line Items]
Common stock issued on conversion															2,633
Unaffiliated Investors [Member] | Warrant [Member]
Class of Stock [Line Items]
Shares issued		2,000,000	4,000,000
Warrants expire term																	5 years
Exercise price of warrants | $ / shares																	$ 0.50
Common Class Subject to Redemption [Member]
Class of Stock [Line Items]
Common stock subject to possible redemption, shares issued								0							0		173,879	0
Common Class Subject to Redemption [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Class of Stock [Line Items]
Common stock subject to possible redemption, shares issued																	5,796
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								3,000		3,000					3,000		3,000	3,000
Preferred stock, par value | $ / shares								$ 0.0001							$ 0.0001		$ 1.00	$ 1.00
Preferred stock, shares issued								1							1		3,000	2,000
Preferred stock, shares outstanding								1							1		3,000	2,000
Preferred stock, convertible, conversion ratio								1							1
Preferred Stock in exchange								3,000							3,000
Number of common shares issuable upon conversion								199,955							199,955
Series B Convertible Preferred Stock [Member] | Western Acquisition Ventures Corp [Member]
Class of Stock [Line Items]
Number of Preferred stock converted															2,999
Series B Convertible Preferred Stock [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																	3,000
Preferred stock, par value | $ / shares																	$ 0.0001
Preferred stock, shares issued																	3,000
Preferred stock, shares outstanding																	3,000
Series B Convertible Preferred Stock [Member] | Unaffiliated Investors [Member]
Class of Stock [Line Items]
Shares issued		1,000	2,000
Warrants issued to the originators of investor notes | $		$ 1,000,000	$ 2,000,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of stock, description																	Shares of Cycurion’s Series B Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of common stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series B Convertible Preferred Stock-for-one share of common stock, subject to adjustment.
Series B Preferred Stock [Member] | Western Acquisition Ventures Corp [Member]
Class of Stock [Line Items]
Number of Preferred stock converted	3,000
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								5,000							5,000		5,000	5,000
Preferred stock, par value | $ / shares								$ 0.0001							$ 0.0001		$ 82.46	$ 82.46
Shares issued										406,969
Preferred stock, shares issued								4,851		4,851					4,851		4,851	4,851
Preferred stock, shares outstanding								4,851							4,851		4,851	4,851
Number of common shares issuable upon conversion										1,356,586
Series C Convertible Preferred Stock [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																	5,000
Preferred stock, par value | $ / shares																	$ 0.0001
Preferred stock, shares issued																	4,851
Preferred stock, shares outstanding																	4,851
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, convertible, conversion ratio								0.12							0.12		0.12
Dividends payable, amount per share | $ / shares								$ 82.46							$ 82.46		$ 82.46
Debt conversion, description																	The shares of our Series C Stock may be converted into shares of our Common Stock at a ratio of approximately 613 shares of Common Stock for every one share of our Series C Stock, or an aggregate of 2,972,320 shares of our Common Stock, assuming full conversion. In connection with conversions, each holder of our Series C Stock is subject to a “beneficial ownership limitation” of 4.99% of the number of shares of our Common Stock outstanding immediately after giving effect to that conversion, which limitation may be increased by the holder to not more than 9.99% on 61 days’ advanced notice to us
Common stock issued on conversion															20		613
Stock issued during period, shares, conversion of convertible securities															99,077		2,972,320
Preferred stock, liquidation preference per share | $ / shares								$ 82.46							$ 82.46		$ 82.46
Series C Preferred Stock [Member] | Western Acquisition Ventures Corp [Member]
Class of Stock [Line Items]
Number of Preferred stock converted	4,851
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								110,000							110,000		500,000	500,000
Preferred stock, par value | $ / shares								$ 0.0001							$ 0.0001		$ 0.001	$ 0.001
Preferred stock, shares issued								0							0		345,528	345,528
Preferred stock, shares outstanding								0							0		345,528	345,528
Preferred stock, convertible, conversion ratio								1							1
Dividends payable, amount per share | $ / shares								$ 1.45							$ 1.45
Preferred stock, dividend rate															12.00%		12.00%
Series A Convertible Preferred Stock [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																	110,000
Preferred stock, par value | $ / shares																	$ 0.0001
Preferred stock, shares issued																	0
Preferred stock, shares outstanding																	0
Preferred stock, dividend rate																	10.00%
Series A Convertible Preferred Stock [Member] | Unaffilaited Investors [Member]
Class of Stock [Line Items]
Preferred stock, shares issued								106,816							106,816
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								6,666,700							6,666,700
Preferred stock, par value | $ / shares								$ 0.0001							$ 0.0001
Preferred stock, shares issued								150,000							150,000		0
Preferred stock, shares outstanding								150,000							150,000		0
Preferred stock, convertible, conversion ratio								1							1
Common stock issued on conversion										222,222
Number of common shares issuable upon conversion										217,220
Series D Convertible Preferred Stock [Member] | Western Acquisition Ventures Corp [Member]
Class of Stock [Line Items]
Number of Preferred stock converted										6,516,666
Series D Convertible Preferred Stock [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																	6,666,700
Preferred stock, par value | $ / shares																	$ 0.0001
Preferred stock, shares issued																	0
Preferred stock, shares outstanding																	0
Series D Convertible Preferred Stock [Member] | Western Acquisition Ventures Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares issued										6,666,666
Series E Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								100							100
Preferred stock, par value | $ / shares								$ 0.0001							$ 0.0001
Preferred stock, shares issued								51							51
Preferred stock, shares outstanding								51							51
Series E Convertible Preferred Stock [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																	100
Preferred stock, par value | $ / shares																	$ 0.0001
Preferred stock, shares issued																	0
Preferred stock, shares outstanding																	0
Series E Convertible Preferred Stock [Member] | SLG Innovation [Member]
Class of Stock [Line Items]
Preferred stock, shares issued										51
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, convertible, conversion ratio								1							1
Series F Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								10,000							10,000
Preferred stock, par value | $ / shares								$ 0.0001							$ 0.0001
Preferred stock, shares issued								0							0
Preferred stock, shares outstanding								0							0
Preferred stock, convertible, conversion ratio								10							10
Series F Convertible Preferred Stock [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																	10,000
Preferred stock, par value | $ / shares																	$ 0.0001
Preferred stock, shares issued																	0
Preferred stock, shares outstanding																	0
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, convertible, conversion ratio								0.12							0.12
Dividends payable, amount per share | $ / shares								$ 0.0001							$ 0.0001
Series G Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								10,000							10,000		10,000
Preferred stock, par value | $ / shares								$ 0.0001							$ 0.0001		$ 0.0001
Preferred stock, shares issued								3,318							3,318
Preferred stock, shares outstanding								3,318							3,318
Preferred stock, convertible, conversion ratio								10							10
Series G Convertible Preferred Stock [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Class of Stock [Line Items]
Preferred stock, shares issued																	0
Preferred stock, shares outstanding																	0
Series G Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, convertible, conversion ratio								0.12							0.12
Dividends payable, amount per share | $ / shares								$ 0.0001							$ 0.0001
Series A, B and D Convertible Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock issued on conversion															578,863
Warrant A B and D [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock issued on conversion															258,464
Common stock issued on conversion, value | $															$ 3,309,921